UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21280

Name of Fund: BlackRock Credit Allocation Income Trust III (BPP)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Credit Allocation Income Trust III, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2010

Date of reporting period: 01/31/2010

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2010 (Unaudited)

BlackRock Credit Allocation Income Trust III (BPP)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Specialty Retail — 0.0%
Lazy Days Reorganization Common
Stock (a)	8,575 $	33,444
Total Common Stocks – 0.0% 33,444
	Par
Corporate Bonds	(000)
Commercial Banks — 0.5%
RESPARCS Funding LP I,
8.00% (a)(b)(c)	$ 4,000	970,000
Communications Equipment — 0.7%
Brocade Communications Systems,
Inc., 6.88%, 1/15/20 (d)	1,450	1,479,000
Consumer Finance — 0.9%
Capital One Bank USA NA,
8.80%, 7/15/19	1,625	1,970,589
Containers & Packaging — 0.1%
Impress Holdings BV, 3.38%,
9/15/13 (d)(e)	240	228,600
Diversified Financial Services — 1.8%
Bank of America Corp.,
7.63%, 6/01/19	3,325	3,804,239
Diversified Telecommunication Services — 0.4%
Qwest Corp., 8.38%, 5/01/16	810	886,950
Food Products — 0.8%
Kraft Foods, Inc., 6.50%, 8/11/17	800	885,230
Kraft Foods, Inc., 6.13%, 8/23/18	800	859,694
		1,744,924
Health Care Providers & Services — 1.9%
Aetna, Inc., 6.75%, 12/15/37	1,725	1,937,956
UnitedHealth Group, Inc., 6.88%,
2/15/38	1,725	1,926,011
		3,863,967
Hotels, Restaurants & Leisure — 0.5%
Greektown Holdings, LLC, 10.75%,
12/01/13 (b)(c)(d)	362	43,440
Icahn Enterprises LP, 8.00%,
1/15/18 (d)	1,000	960,000
		1,003,440
Insurance — 7.1%
Kingsway America, Inc.,
7.50%, 2/01/14	9,000	6,772,500
Lincoln National Corp.,
8.75%, 7/01/19	850	1,032,979
Lincoln National Corp.,
6.25%, 2/15/20	1,725	1,781,399
Prudential Financial, Inc.,
6.63%, 12/01/37	1,725	1,859,985
QBE Insurance Group Ltd., 9.75%,
3/14/14 (d)	2,975	3,398,357
		14,845,220

	Par
Corporate Bonds	(000)	Value
Machinery — 1.2%
AGY Holding Corp., 11.00%,
11/15/14	$ 460	$ 368,000
Ingersoll-Rand Global Holding Co.
Ltd., 9.50%, 4/15/14	1,725	2,109,965
		2,477,965
Media — 4.6%
CMP Susquehanna Corp., 3.20%,
5/15/14 (d)	9	180
COX Communications, Inc., 8.38%,
3/01/39 (d)	1,725	2,182,870
Comcast Corp., 6.30%, 11/15/17	1,725	1,906,698
Comcast Holdings Corp., 6.30%,
11/15/29 (f)	110	3,332,853
Local Insight Regatta Holdings, Inc.,
11.00%, 12/01/17	700	455,000
UPC Germany GmbH, 8.13%,
12/01/17 (d)	505	510,050
Virgin Media Secured Finance Plc,
6.50%, 1/15/18 (d)	1,300	1,278,875
		9,666,526
Oil, Gas & Consumable Fuels — 1.1%
EXCO Resources, Inc., 7.25%,
1/15/11	40	40,000
ONEOK Partners LP, 8.63%,
3/01/19	1,725	2,153,928
		2,193,928
Paper & Forest Products — 2.7%
Georgia-Pacific LLC, 8.25%,
5/01/16 (d)	835	893,450
International Paper Co., 7.50%,
8/15/21	1,625	1,844,643
International Paper Co., 8.70%,
6/15/38	900	1,120,325
International Paper Co., 7.30%,
11/15/39	1,725	1,860,017
		5,718,435
Professional Services — 0.1%
FTI Consulting, Inc., 7.75%,
10/01/16	100	101,500
Real Estate Investment Trusts (REITs) — 1.9%
AvalonBay Communities, Inc.,
6.10%, 3/15/20	1,725	1,828,750
ERP Operating LP, 5.38%, 8/01/16	440	456,871
ERP Operating LP, 5.75%, 6/15/17	1,715	1,775,798
		4,061,419
Tobacco — 2.0%
Altria Group, Inc., 9.70%, 11/10/18	1,725	2,160,402
Altria Group, Inc., 9.25%, 8/06/19	1,600	1,970,023
		4,130,425
Wireless Telecommunication Services — 0.5%
Cricket Communications, Inc.,
7.75%, 5/15/16	325	327,031

BlackRock Credit Allocation Income Trust III January 31, 2010 1

Schedule of Investments (continued)

BlackRock Credit Allocation Income Trust III (BPP)
(Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value
Wireless Telecommunication Services
(concluded)
Nextel Communications, Inc.,
Series E, 6.88%, 10/31/13	$ 805 $	750,663
		1,077,694
Total Corporate Bonds – 28.8% 60,224,821
Investment Companies	Shares
UltraShort Real Estate ProShares	60,000	495,000
Total Investment Companies – 0.2%		495,000
Preferred Securities
	Par
Capital Trusts	(000)
Building Products — 0.3%
C8 Capital SPV Ltd., 6.64% (b)(d)(e)	$ 970	686,799
Capital Markets — 3.8%
State Street Capital Trust III,
8.25% (b)(e)	1,385	1,417,271
State Street Capital Trust IV, 1.25%,
6/01/67 (e)	9,675	6,629,571
		8,046,842
Commercial Banks — 11.4%
Bank of Ireland Capital Funding II,
LP, 5.57% (b)(d)(e)	854	486,780
Bank of Ireland Capital Funding III,
LP, 6.11% (b)(d)(e)	1,471	838,470
Barclays Bank Plc, 5.93% (b)(d)(e)	890	745,375
CBA Capital Trust I, 5.81% (b)(d)	5,000	4,773,400
FCB/NC Capital Trust I, 8.05%,
3/01/28	1,100	963,413
Lloyds TSB Bank Plc, 6.90% (b)	4,399	3,618,177
Mizuho Capital Investment 1 Ltd.,
6.69%, 12/31/49 (d)(e)	5,000	4,259,765
NBP Capital Trust III, 7.38% (b)	2,000	1,475,000
National City Preferred Capital Trust
I, 12.00% (b)(e)	600	682,956
SunTrust Preferred Capital I,
5.85% (b)(e)	303	207,555
USB Capital XIII Trust, 6.63%,
12/15/39	1,725	1,708,199
Wells Fargo Capital XIII, Series
GMTN, 7.70%, 12/29/49 (b)(e)	1,700	1,649,000
Westpac Capital Trust IV,
5.26% (b)(d)(e)	3,000	2,491,050
		23,899,140
Diversified Financial Services — 4.5%
JPMorgan Chase Capital XXI,
Series U, 1.20%, 1/15/87 (e)	7,125	4,974,646

	Par
Capital Trust	(000)	Value
Diversified Financial Services (concluded)
JPMorgan Chase Capital XXIII,
1.25%, 5/15/77 (e)	$ 6,190	$ 4,334,888
		9,309,534
Electric Utilities — 0.4%
PPL Capital Funding, 6.70%,
3/30/67 (e)	900	787,500
Insurance — 7.5%
AXA SA, 6.38% (b)(d)(e)	900	730,125
The Allstate Corp., 6.50%,
5/15/67 (e)	900	841,500
Chubb Corp., 6.38%, 3/29/67 (e)	900	864,000
Genworth Financial, Inc., 6.15%,
11/15/66 (e)	1,475	1,039,875
Liberty Mutual Group, Inc., 10.75%,
6/15/88 (d)(e)	900	990,000
Lincoln National Corp., 7.00%,
5/17/66 (e)	900	753,750
MetLife, Inc., 6.40%, 12/15/66	900	792,000
Nationwide Life Global Funding I,
6.75%, 5/15/67	900	724,281
Progressive Corp., 6.70%,
6/15/67 (e)	900	828,000
Reinsurance Group of America,
6.75%, 12/15/65 (e)	1,300	1,152,580
The Travelers Cos., Inc., 6.25%,
3/15/67 (e)	900	846,321
White Mountains Re Group Ltd.,
7.51% (b)(d)(e)	2,600	2,216,188
ZFS Finance, 5.88%, 5/09/32 (d)(e)	190	162,319
ZFS Finance, 6.50%, 5/09/67 (d)(e)	2,209	1,966,010
Zenith National Insurance Capital
Trust I, 8.55%, 8/01/28 (d)	1,800	1,748,250
		15,655,199
Multi-Utilities — 0.4%
Puget Sound Energy, Inc., Series A,
6.97%, 6/01/67 (e)	925	825,396
Oil, Gas & Consumable Fuels — 0.4%
TransCanada PipeLines Ltd., 6.35%,
5/15/67 (e)	900	854,222
Total Capital Trusts – 28.7%		60,064,632
Preferred Stocks	Shares
Capital Markets — 0.0%
Lehman Brothers Holdings Inc.,
Series D, 5.67% (a)(c)	31,100	6,220
Commercial Banks — 9.0%
Banesto Holdings, Ltd., Series A,
10.50% (d)	30,000	774,375
Barclays Bank Plc, 8.13%	100,000	2,460,000
First Republic Preferred Capital
Corp., 7.25%	98,852	2,070,949
HSBC USA, Inc., Series H, 6.50%	330,000	8,085,000

2 BlackRock Credit Allocation Income Trust III January 31, 2010

Schedule of Investments January 31, 2010 (Unaudited)

BlackRock Credit Allocation Income Trust III (BPP)
(Percentages shown are based on Net Assets)

Preferred Stocks	Shares	Value
Commercial Banks (concluded)
Royal Bank of Scotland Group Plc,
Series M, 6.40%	10,000 $	116,700
Santander Finance Preferred SA
Unipersonal, 10.50%	38,500	1,085,700
Santander Perpetual SA Unipersonal,
6.67% (d)(e)	625,000	592,646
Union Planter Preferred Funding
Corp., 7.75%	60	3,538,125
		18,723,495
Diversified Financial Services — 1.8%
JPMorgan Chase & Co., Series E,
6.15%	75,000	3,712,500
Electric Utilities — 0.6%
Alabama Power Co., 6.50%	50,000	1,290,000
Insurance — 16.5%
Arch Capital Group Ltd., Series A,
8.00%	117,414	2,929,479
Aspen Insurance Holdings Ltd.,
7.40% (e)	115,000	2,553,000
Endurance Specialty Holdings Ltd.,
Series A, 7.75%	172,400	4,032,436
MetLife, Inc., Series B, 6.50%	314,500	7,510,260
PartnerRe Ltd., Series C, 6.75%	209,400	5,006,754
Prudential Plc, 6.50%	62,000	1,395,620
Prudential Plc, 6.50% (b)	6,000,000	4,968,000
RenaissanceRe Holdings Ltd.,
Series D, 6.60%	210,000	4,544,400
Zurich RegCaPS Funding Trust II,
6.58% (d)	2,000	1,663,750
		34,603,699
Media — 0.0%
CMP Susquemanna Radio Holdings
Corp. (a)(d)(e)	2,052	-
Real Estate Investment Trusts (REITs) — 2.3%
BRE Properties, Inc., Series D, 6.75%	20,000	444,200
Public Storage, Series F, 6.45%	20,000	442,600
Public Storage, Series M, 6.63%	35,000	798,700
SunTrust Real Estate Investment
Trust, 9.00%	30	3,027,188
		4,712,688
Specialty Retail — 0.1%
Lazy Days RV Center, Inc.	182	181,809
Total Preferred Stocks – 30.3% 63,230,411
	Shares
Trust Preferreds	(000)
Capital Markets — 1.2%
Structured Asset Trust Unit
Repackagings, 6.25%, 7/15/32	11	251,156
Structured Asset Trust Unit
Repackagings, 6.00%, 2/15/33	103	2,213,077
		2,464,233

	Shares
Trust Preferreds	(000)	Value
Diversified Financial Services — 0.8%
ING Groep NV, 7.20% (b)	70	$ 1,369,900
PPLUS Trust Certificates, Series
VAL-1, Class A, 7.25%, 4/15/32	11	264,815
		1,634,715
Food Products — 1.1%
Corporate-Backed Trust Certificates,
Kraft Foods, Inc. Debenture
Backed, Series 2003-11, 5.88%,
11/01/31	100	2,362,672
Insurance — 1.1%
Everest Re Capital Trust, 6.20%,
3/29/34	30	606,667
Financial Security Assurance
Holdings Ltd., 5.60%, 7/15/03	15	219,395
The Phoenix Cos., Inc., 7.45%,
1/15/32	79	1,425,917
		2,251,979
Media — 6.1%
Comcast Corp., 7.00%, 9/15/55	50	1,251,320
Comcast Corp., 6.63%, 5/15/56	470	11,341,100
Corporate-Backed Trust Certificates,
News America Debenture Backed,
Series 2002-9, 8.13%, 12/01/45	7	178,309
		12,770,729
Oil, Gas & Consumable Fuels — 1.8%
Nexen, Inc., 7.35%, 11/01/43	155	3,676,600
Wireless Telecommunication Services — 0.8%
Structured Repackaged Asset-
Backed Trust Securities, Sprint
Capital Corp. Debenture Backed,
Series 2004-2, 6.50%, 11/15/28	103	1,761,552
Total Trust Preferreds – 12.9%		26,922,480
Total Preferred Securities – 71.9%		150,217,523
Warrants (g)	Shares
Media — 0.0%
CMP Susquemanna Radio Holdings
Corp. (expires 3/26/19) (d)	2,345	-
Total Warrants – 0.0%		-

BlackRock Credit Allocation Income Trust III January 31, 2010 3

Schedule of Investments (continued)

BlackRock Credit Allocation Income Trust III (BPP)
(Percentages shown are based on Net Assets)

Options Purchased	Contracts	Value
Exchange-Traded Put Options — 0.0%
10-Year U.S. Treasury Bond Future	85 $	13,281
Total Options Purchased
(Cost – $17,338) – 0.0%		13,281
Total Long-Term Investments
(Cost – $235,779,403) – 100.9% 210,984,069
Short-Term Securities	Shares
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.10% (h)(i)	68,668,495	68,668,495
Total Short-Term Securities
(Cost – $68,668,495) – 32.9%		68,668,495
Total Investments
(Cost – $304,447,898*) – 133.8%		279,652,564
Liabilities in Excess of Other Assets – (0.1)%		(184,419)
Preferred Shares, at Redemption Value – (33.7)%		(70,427,257)
Net Assets Applicable to Common Shares – 100.0% $		209,040,888

*	The cost and unrealized appreciation (depreciation) of investments as of
January 31, 2010, as computed for federal income tax purposes, were as follows:
	Aggregate cost	$ 305,985,443
	Gross unrealized appreciation	$ 5,900,008
	Gross unrealized depreciation	(32,232,887)
	Net unrealized depreciation	$ (26,332,879)

(a)	Non-income producing security.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	Issuer filed for bankruptcy and/or is in default of interest payments.
(d)	Security exempt from registration under Rule 144A of the Securities
Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Variable rate security. Rate shown is as of report date.
(f)	Convertible security.
(g)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(h)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
were as follows:
Net
	Affiliate	Activity	Income
BlackRock Liquidity Funds,
	TempFund, Institutional Class	$ 17,210,121 $	19,561
(i)	Represents the current yield as of report date.

• For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
• Financial futures contracts purchased as of January 31, 2010 were as follows:
		Expiration	Notional	Unrealized
Contracts	Issue	Date	Value	Depreciation
13	30-Year
U.S.
	Treasury	March
	Bond	2010 $	1,562,849	$ (18,286)
• Credit default swaps on single-name issues – buy protection outstanding as of January 31, 2010 were as follows:
	Received			Notional
	Fixed	Counter-		Amount	Unrealized
Issuer	Rate	party	Expiration	(000)	Depreciation
Nordstrom,	5.20% Deutsche		June
Inc.		Bank AG	2014	$ 1,000	$ (182,326)

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to:
quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, repayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in
determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

4 BlackRock Credit Allocation Income Trust III January 31, 2010

Schedule Investments BlackRock Credit Allocation Income Trust III (BPP)
of (continued)

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Fund’s investments:
Investments in
Valuation Inputs	Securities
Assets
Level 1
Long-Term Investments:
Preferred Stocks	$ 48,484,518
Trust Preferreds	26,703,085
Investment Companies	495,000
Short-Term Securities	68,668,495
Total Level 1	144,351,098
Level 2
Long-Term Investments:
Capital Trusts	56,446,455
Corporate Bonds	60,224,641
Preferred Stocks	11,536,896
Trust Preferreds	219,395
Total Level 2	128,427,387
Level 3
Long-Term Investments:
Capital Trusts	3,618,177
Common Stocks	33,444
Corporate Bonds	180
Preferred Stocks	3,208,997
Total Level 3	6,860,798
Total	$ 279,639,283

	Other Financial Instruments[1]
	Assets	Liabilities
Level 1	$ 13,281$	(18,286)
Level 2	-	(182,326)
Level 3	-	--
Total	$ 13,281$	(200,612)
[1]Other financial instruments are financial futures contracts, options purchased and swaps. Options purchased are valued at market value and financial futures contracts and swaps are valued at the unrealized appreciation/depreciation on the instrument.

BlackRock Credit Allocation Income Trust III January 31, 2010 5

Schedule Investments BlackRock Credit Allocation Income Trust III (BPP)
of (concluded)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
		Investments in Securities
	Capital	Common	Corporate	Preferred
	Trusts	Stocks	Bonds	Stocks	Total
Balance, as of October 31, 2009	-	-	$ 12,000	$ 3,027,189 $	3,039,189
Accrued discounts/premiums	-	-	-	-	-
Realized gain (loss)	-	-	-	-	-
Change in unrealized appreciation	-
(depreciation)[3]		$ (1,150,814)	1,172,438	9,090	30,714
Net purchases (sales)	-	1,184,258	(1,184,258)	172,718	172,718
Net transfers in (out) of Level 3	$ 3,618,177	-	-	-	3,618,177
Balance, as of January 31, 2010	$ 3,618,177	$ 33,444	$ 180	$ 3,208,997 $	6,860,798
[3] The change in unrealized appreciation/depreciation on securities still held at January 31, 2010 was $30,714.

BlackRock Credit Allocation Income Trust III January 31, 2010 6

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities
Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule
30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Credit Allocation Income Trust III

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Credit Allocation Income Trust III

Date: March 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Credit Allocation Income Trust III

Date: March 19, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Credit Allocation Income Trust III

Date: March 19, 2010